Fees and Commission Income - Summary of Fees and Commission Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fee and commission income [abstract]
Fee income from asset management	€ 1,967	€ 2,079
Commission income	21	23
Other fee and commission income	174	171
On December 31	2,163	2,272	[1]
Fees on trust and fiduciary activities	€ 220	€ 248

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.